Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2019	$ 116,237	$ 324	$ 82	$ (16,969)	$ 99,674	$ 48,883	$ 148,557
Balance, shares at Mar. 31, 2019	10,858
IfrsStatementLineItems [Line Items]
Net unrealized gain on investments			876		876		876
Shares issued on acquisition of Intensity Holdings Limited	$ 1,298				1,298		1,298
Shares issued on acquisition of Intensity Holdings Limited, shares	130
Expiration of unexercised stock options	$ 282	(282)
Share-based compensation expense		16			16	2,143	2,159
Net loss for year				(5,333)	(5,333)	(1,916)	(7,249)
Ending balance, value at Mar. 31, 2020	$ 117,817	58	958	(22,302)	96,531	49,110	145,641
Balance, shares at Mar. 31, 2020	10,988
IfrsStatementLineItems [Line Items]
Issued under private placement	$ 6,980				6,980		6,980
Issued under private placement, shares	698
Share issuance costs	$ (248)				(248)		(248)
Expiration of unexercised stock options	58	(58)
Share-based compensation expense		7,977			7,977	850	8,827
Exchange of SalvaRx warrants for Portage warrants	2,640				2,640		2,640
Settlement of non-controlling interest in SalvaRx Limited	2,451				2,451	(2,451)
Warrant liability at contract price	(330)				(330)		(330)
Fair value adjustment for shares issued at a discount in SalvaRx Limited	$ 1,256				1,256		1,256
Fair value adjustment for shares issued at a discount in SalvaRx Limited, shares	397
Shares issued for services	$ 25				25		25
Shares issued for services, shares	1
Net loss for year				(15,833)	(15,833)	(1,356)	(17,189)
Ending balance, value at Mar. 31, 2021	$ 130,649	7,977	958	(38,135)	101,449	46,153	147,602
Balance, shares at Mar. 31, 2021	12,084
IfrsStatementLineItems [Line Items]
Share issuance costs	$ (1,877)				(1,877)		(1,877)
Share-based compensation expense		8,951			8,951	191	9,142
Shares issued under ATM	$ 2,643				2,643		2,643
Shares issued under ATM, shares	91
Shares issued under offering	$ 26,450				26,450		26,450
Shares issued under offering, shares	1,150
Shares issued or accrued for services	$ 120				120		120
Shares issued or accrued for services, shares	8
Warrants exercised	$ 339				339		339
Warrants exercised, shares	16
Exchange of notes payable and accrued interest for iOx shares						184	184
Net loss for year				(16,870)	(16,870)	(2,299)	(19,169)
Ending balance, value at Mar. 31, 2022	$ 158,324	$ 16,928	$ 958	$ (55,005)	$ 121,205	$ 44,229	$ 165,434
Balance, shares at Mar. 31, 2022	13,349